Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Advantage Funds, Inc.
Entity Central Index Key	0000914775
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000130426 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Midcap Value Fund
Class Name	Class Y
Trading Symbol	DMCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Midcap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$45	0.86%*
*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[1]
Material Change Date	Dec. 31, 2025
Net Assets	$ 388,000,000
Holdings Count | Holding	73
Investment Company Portfolio Turnover	40.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$388	73	40.61%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective December 31, 2025, the Fund’s name changed from “BNY Mellon Opportunistic Midcap Value Fund” to “BNY Mellon Midcap Value Fund”.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective December 31, 2025, the Fund’s name changed from “BNY Mellon Opportunistic Midcap Value Fund” to “BNY Mellon Midcap Value Fund”.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000064721 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Midcap Value Fund
Class Name	Class I
Trading Symbol	DVLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Midcap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.98%*
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[2]
Material Change Date	Dec. 31, 2025
Net Assets	$ 388,000,000
Holdings Count | Holding	73
Investment Company Portfolio Turnover	40.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$388	73	40.61%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective December 31, 2025, the Fund’s name changed from “BNY Mellon Opportunistic Midcap Value Fund” to “BNY Mellon Midcap Value Fund”.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective December 31, 2025, the Fund’s name changed from “BNY Mellon Opportunistic Midcap Value Fund” to “BNY Mellon Midcap Value Fund”.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000064720 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Midcap Value Fund
Class Name	Class C
Trading Symbol	DVLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Midcap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.02%*
*	Annualized.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.02%	[3]
Material Change Date	Dec. 31, 2025
Net Assets	$ 388,000,000
Holdings Count | Holding	73
Investment Company Portfolio Turnover	40.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$388	73	40.61%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective December 31, 2025, the Fund’s name changed from “BNY Mellon Opportunistic Midcap Value Fund” to “BNY Mellon Midcap Value Fund”.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective December 31, 2025, the Fund’s name changed from “BNY Mellon Opportunistic Midcap Value Fund” to “BNY Mellon Midcap Value Fund”.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000001288 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Midcap Value Fund
Class Name	Class A
Trading Symbol	DMCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Midcap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.17%*
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%	[4]
Material Change Date	Dec. 31, 2025
Net Assets	$ 388,000,000
Holdings Count | Holding	73
Investment Company Portfolio Turnover	40.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$388	73	40.61%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective December 31, 2025, the Fund’s name changed from “BNY Mellon Opportunistic Midcap Value Fund” to “BNY Mellon Midcap Value Fund”.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective December 31, 2025, the Fund’s name changed from “BNY Mellon Opportunistic Midcap Value Fund” to “BNY Mellon Midcap Value Fund”.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000001358 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Dynamic Value Fund
Class Name	Class A
Trading Symbol	DAGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.93%*
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%	[5]
Net Assets	$ 11,311,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	58.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$11,311	83	58.62%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000001360 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Dynamic Value Fund
Class Name	Class C
Trading Symbol	DCGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$88	1.68%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 88	[6]
Expense Ratio, Percent	1.68%	[6],[7]
Net Assets	$ 11,311,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	58.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$11,311	83	58.62%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000001361 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Dynamic Value Fund
Class Name	Class I
Trading Symbol	DRGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$36	0.68%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 36	[8]
Expense Ratio, Percent	0.68%	[8],[9]
Net Assets	$ 11,311,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	58.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$11,311	83	58.62%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000130427 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Dynamic Value Fund
Class Name	Class Y
Trading Symbol	DRGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$33	0.63%*
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[10]
Net Assets	$ 11,311,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	58.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$11,311	83	58.62%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000174007 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Technology Growth Fund
Class Name	Class Y
Trading Symbol	DTEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$43	0.83%*
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[11]
Net Assets	$ 445,000,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	17.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$445	39	17.99%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000001371 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Technology Growth Fund
Class Name	Class I
Trading Symbol	DGVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.91%*
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[12]
Net Assets	$ 445,000,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	17.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$445	39	17.99%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000001370 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Technology Growth Fund
Class Name	Class C
Trading Symbol	DTGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.95%*
*	Annualized.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.95%	[13]
Net Assets	$ 445,000,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	17.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$445	39	17.99%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000001368 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Technology Growth Fund
Class Name	Class A
Trading Symbol	DTGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.14%*
*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%	[14]
Net Assets	$ 445,000,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	17.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$445	39	17.99%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[7]	Annualized.
[8]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.